PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Supplemental Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pledged Assets, Collateral, Guarantees and Commitments [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 806	$ 814
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 845	$ 447